Warrants (Details) - USD ($)					1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 24, 2025	Oct. 08, 2025	Aug. 30, 2024	Mar. 13, 2024	Dec. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 14, 2025	Aug. 29, 2024
Warrants [Line Items]
Warrants outstanding (in Shares)						562,137				562,137					2,461,538
Sale of stock price per share (in Dollars per share)												$ 100				$ 100
Stock price trigger for redemption of warrants (in Dollars per share)												$ 900
Number of trading days												10 days
Fair value of warrants issuance						$ 2,237,050	$ (7,232,835)	$ 8,182,500	$ (16,784,200)	$ (9,964,250)	$ (24,017,035)	$ (18,011,100)
Fair value of warrants						2,715,900				2,715,900
Fair value of gain						(133,400)	1,413,700			$ 5,518,100	17,487,850	$ 14,485,850
Issuance of common shares (in Shares)												389,849
Exercise price (in Dollars per share)															$ 3.0951
Warrants shares exercised (in Shares)															3.25
Number of warrants (in Shares)		1
Shares issued to consultants								$ 20,590,717	$ 20,590,717		30,245,516
IPO Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)					123,500							123,500		123,500
Sale of stock price per share (in Dollars per share)					$ 575							$ 575		$ 575
Public warrants expire term					5 years							5 years		5 years
Redemption price per warrant (in Dollars per share)										$ 0.5
Stock price trigger for redemption of warrants (in Dollars per share)										$ 900
(in Shares)					1
Prior notice periods										30 days
Warrant [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)															810,389
Redemption price per warrant (in Dollars per share)												$ 0.5
Fair value of warrants issuance												$ 18,011,100
Fair value of gain						$ (2,175,500)				$ 2,206,750
Series A Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)												167,976
Fair value of warrants issuance										12,656,550		$ 12,656,550
Fair value of warrants												$ 4,955,300
Fair value of gain							5,383,585			$ 71,850
Warrants shares exercised (in Shares)												274,857
Warrants remained outstanding (in Shares)						652,857				652,857
Fair value warrants										$ 2,715,900
Warrants shares exercised (in Shares)						447,145				447,145
Series A and B Warrants [Member]
Warrants [Line Items]
Gross proceeds										$ 3,850,000		$ 3,850,000
Loss from issuance of stock and warrants				$ 260,803						$ 17,820,998		17,820,998
Fair value of gain												7,783,700
Issuance of common shares (in Shares)						562,137				562,137
Series B Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance										$ 82,450		82,450
Fair value of warrants						$ 0				0		$ 0
Fair value of gain										$ 2,239,400	6,093,635
Warrants shares exercised (in Shares)												114,991
Warrants remained outstanding (in Shares)
Fair value warrants										$ 0
Warrants shares exercised (in Shares)						114,992				114,992
Series C Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance										$ 8,114,650		$ 8,114,650
Fair value of warrants												13,703,250
Fair value of gain							435,550			$ 8,684,300
Warrants shares exercised (in Shares)
Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance										$ 1,540,150		1,540,150
Fair value of warrants												210,000
Fair value of gain										$ 3,022,200	435,550	4,258,450
Warrants shares exercised (in Shares)
Series C and Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance							$ 435,550			$ 8,684,300	$ 435,550
Gross proceeds										4,000,000		4,000,000
Loss from issuance of stock and warrants										$ 9,654,799		9,654,799
Private Warrants [Member]
Warrants [Line Items]
Private warrants were issued (in Shares)														108,100
Number of trading days										10 days
Monte Carlo [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrants issuance						$ (2,175,500)				$ 2,206,750		82,450
Monte Carlo [Member] | Series A Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance												12,656,550
Monte Carlo [Member] | Series C Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance										8,114,650		8,114,650
Monte Carlo [Member] | Series D Warrants [Member]
Warrants [Line Items]
Fair value of warrants issuance										$ 3,022,200		$ 1,540,150
Subsequent Event [Member] | Warrant [Member]
Warrants [Line Items]
Shares issued to consultants	$ 3,447,957
Minimum [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants												20 days
Minimum [Member] | IPO Warrants [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants										20 days
Maximum [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants												30 days
Maximum [Member] | IPO Warrants [Member]
Warrants [Line Items]
Threshold consecutive trading days for redemption of warrants										30 days
Private Placement [Member]
Warrants [Line Items]
Private warrants were issued (in Shares)												108,100
Gross proceeds			$ 157,435	$ 3,850,000